Business combination - Additional Information (Details) - Westbrick Energy Ltd $ / shares in Units, $ in Thousands	10 Months Ended	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Feb. 26, 2025 CAD ($) shares $ / shares
Statement [Line Items]
Percentage of shares purchased				100.00%
Total consideration				$ 1,103,168
Shares issued | shares				1,104,357
Price per share issued | $ / shares				$ 12.1
Share consideration				$ 13,363
Transaction costs		$ 8,300	$ 800
Revenue of acquiree since acquisition date	$ 299,500
Net earrings	$ 26,700
Increase in pro-forma revenue as if acquisition occurred on January 1		58,900
Increase in pro-forma net earnings as if acquisition occurred on January 1		15,600
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		$ 8,300	$ 800